AXPSM
Bond Fund

2000 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

American
Express(R)
Funds

(icon of) clock

AXP Bond Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
EXPRESS (R) (logo)

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Striking a Balance Among Bonds

A bond is like an I.O.U. But with a bond, it's a corporation or the government -- the bond issuer -- that promises to pay the money back. In return for lending money to the issuer, bond investors get paid interest, which varies by bond quality. (The lower the quality, the higher the interest.)

AXP Bond Fund invests largely in high-quality bonds, but includes some lower-quality and even some foreign bonds seeking to boost the return. The portfolio manager shifts this mix, as well as the balance between corporate and government bonds, as investment conditions dictate. In doing so, the Fund seeks to maximize the long-term return potential for investors.

AXP BOND FUND

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Table of Contents

2000 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                        4

From the Portfolio Managers              4

Fund Facts                               6

The 10 Largest Holdings                  8

Making the Most of the Fund              9

The Fund's Long-term Performance        10

Independent Auditors' Report            12

Financial Statements                    13

Notes to Financial Statements           16

Investments in Securities               27

Federal Income Tax Information          52

ANNUAL REPORT - 2000

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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio managers' letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.



Arne H. Carlson

(picture of) Fred Quirsfeld
Fred Quirsfeld
Portfolio manager

From the Portfolio Managers
Concerns about higher interest rates and potentially higher inflation made for an often-difficult environment for corporate bonds during the past 12 months. Still, AXP Bond Fund's Class A shares did produce a positive total return of 4.67% (excluding the sales charge) for its fiscal year -- September 1999 through August 2000.

Thanks to a remarkably robust economy and a run-up in oil prices, the possibility of higher inflation weighed on the minds of bond investors throughout the period. And while there would ultimately

AXP BOND FUND

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be only modest  evidence that inflation was picking up, the Federal Reserve (the
Fed) made it clear that it was concerned about the inflation risk when it raised short-term interest rates six times during the fiscal year.

(picture of) Ray Goodner
Ray Goodner
Portfolio manager

RATES UP, BONDS DOWN
The initial repercussion was that long-term interest rates climbed substantially from last fall through last January, taking a toll on bond prices in the process. The Fund was somewhat shielded from the negative effect of the interest-rate rise by our decision to keep the portfolio's average maturity relatively short early in the period. Still, the Fund did experience some erosion of its net asset value.

February marked the beginning of a strong rally by U.S. Treasury bonds and a commensurate decline in long-term interest rates. But corporate and mortgage-backed bonds continued to languish under the cloud of Fed rate increases and the possibility of an eventual slowdown in economic growth. The period ended on an encouraging note, though, as a brighter outlook for corporate bonds emerged during July and August, helping the Fund to rebound nicely.

As always, the largest area of investment for the Fund was corporate bonds, including investment-grade and high-yield issues. The rest of the portfolio was composed of mortgage-backed and U.S. Treasury bonds, plus a small amount of convertible and emerging-market bonds. Overall, about 80% of the portfolio was invested in issues rated investment grade, and about 20% in below investment grade.

The most notable change to the asset mix was a reduction in high-yield corporate issues, which were especially poor performers, and an increase in investment-grade corporate and U.S. Treasury bonds. In addition, we lengthened the portfolio's average maturity last summer as it appeared that the Fed's interest-rate increases were coming to an end. Those strategies enhanced performance late in the period.

As the new fiscal year begins, we continue to look forward to an improving bond environment, especially for higher-quality issues. The economy is showing signs of slowing down, which should take some pressure off inflation and, in turn, persuade the Fed that further interest-rate increases may not be necessary. In light of that, we plan to maintain our recent emphasis on quality and a slightly aggressive maturity structure.



Fred Quirsfeld



Ray Goodner

ANNUAL REPORT - 2000

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Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Aug. 31, 2000                                                 $ 4.70
Aug. 31, 1999                                                 $ 4.82
Decrease                                                      $ 0.12

Distributions -- Sept. 1, 1999-Aug. 31, 2000
From income                                                   $ 0.33
From capital gains                                            $  --
Total distributions                                           $ 0.33
Total return**                                                +4.67%***

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Aug. 31, 2000                                                 $ 4.70
Aug. 31, 1999                                                 $ 4.82
Decrease                                                      $ 0.12

Distributions -- Sept. 1, 1999-Aug. 31, 2000
From income                                                   $ 0.29
From capital gains                                            $  --
Total distributions                                           $ 0.29
Total return**                                                +3.88%***

AXP BOND FUND

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Class C -- June 26, 2000*-Aug. 31, 2000
(All figures per share)

Net asset value (NAV)
Aug. 31, 2000                                                $  4.71
June 26, 2000*                                               $  4.64
Increase                                                     $  0.07

Distributions -- June 26, 2000*-Aug. 31, 2000
From income                                                  $  0.04
From capital gains                                           $   --
Total distributions                                          $  0.04
Total return**                                                +2.58%***

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Aug. 31, 2000                                                $  4.70
Aug. 31, 1999                                                $  4.82
Decrease                                                     $  0.12

Distributions -- Sept. 1, 1999-Aug. 31, 2000
From income                                                  $  0.34
From capital gains                                           $   --
Total distributions                                          $  0.34
Total return**                                                +4.84%***

  *Inception date.

 **Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

***The total return is a hypothetical investment in the Fund with all distributions reinvested. The total return for Class C is not annualized.


ANNUAL REPORT - 2000

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The 10 Largest Holdings

                                          Percent               Value
                                      (of net assets)   (as of Aug. 31, 2000)
Federal Republic of Germany
 7.50% 2004                                   .96%          $33,586,567
Qwest Communications Intl
 7.50% 2008                                   .92            31,867,728
Bistro Trust
 9.50% 2002                                   .89            31,145,250
New York Telephone
 9.38% 2031                                   .83            28,863,008
Govt of Canada
 5.25% 2008                                   .78            27,160,530
BellSouth Capital Funding
 7.88% 2030                                   .69            23,918,208
Tenet Healthcare
 8.13% 2008                                   .62            21,565,000
First Union-Lehman Brothers Cl A3
 6.65% 2007                                   .56            19,364,688
Turner Broadcasting
 8.40% 2024                                   .55            19,234,449
Cleveland Electric Illuminating
 9.50% 2005                                   .55            19,038,215

Excludes U.S. Treasury and government agency holdings.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here  make up 7.35% of net assets

AXP BOND FUND

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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

ANNUAL REPORT - 2000

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The Fund's Long-term Performance

$30,000                                                         $22,663
                                                          AXP Bond Fund
                                                                Class A
                                                                        X
                           Lipper Corporate Debt
$20,000                        BBB rated Index       X
                                               X      Lehman Brothers Aggregate
                                                                     Bond Index




$9,525


'90    '91    '92    '93    '94    '95    '96    '97    '98    '99    '00

Average Annual Total Returns (as of Aug. 31, 2000)

              1 year       5 years        10 years (A)  Since inception (B&Y)

 Class A      -0.30%        +5.03%            +8.52%           --%
 Class B      -0.02%        +5.10%               --%        +6.42%*
 Class Y      +4.84%        +6.19%               --%        +7.50%*

* Inception date was March 20, 1995.

Assumes: Holding period from 9/1/90 to 8/31/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $10,785. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Aggregate Bond Index and Lipper Corporate Debt - BBB rated Index. In comparing AXP Bond Fund (Class A) with these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the index. Class C went effective June 26, 2000 and therefore performance information is not presented.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

AXP BOND FUND

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Lehman  Brothers  Aggregate  Bond Index,  an  unmanaged  index,  is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Lipper Corporate Debt - BBB rated Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

ANNUAL REPORT - 2000

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The  financial   statements   contained  in  Post-Effective   Amendment  #52  to
Registration Statement No. 2-51586 filed on or about October 26, 2000, are incorporated herein by reference.

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Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Bond Fund, Inc.
Fiscal year ended Aug. 31, 2000

Class A

Income distributions taxable as dividend income, 1.77% qualifying for deduction by corporations.

Payable date                                 Per share

Sept. 22, 1999                                $0.03171
Oct. 25, 1999                                  0.02943
Nov. 23, 1999                                  0.02856
Dec. 22, 1999                                  0.02874
Jan. 24, 2000                                  0.02883
Feb. 24, 2000                                  0.02828
March 23, 2000                                 0.02817
April 24, 2000                                 0.02729
May 24, 2000                                   0.02522
June 21, 2000                                  0.02367
July 24, 2000                                  0.02579
Aug. 24, 2000                                  0.02518

Total distributions                           $0.33087

AXP BOND FUND

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Class B

Income distributions taxable as dividend income, 1.77% qualifying for deduction by corporations.

Payable date                                 Per share

Sept. 22, 1999                                $0.02900
Oct. 25, 1999                                  0.02614
Nov. 23, 1999                                  0.02567
Dec. 22, 1999                                  0.02585
Jan. 24, 2000                                  0.02558
Feb. 24, 2000                                  0.02523
March 23, 2000                                 0.02531
April 24, 2000                                 0.02415
May 24, 2000                                   0.02235
June 21, 2000                                  0.02098
July 24, 2000                                  0.02257
Aug. 24, 2000                                  0.02216

Total distributions                           $0.29499

Class C

Income distributions taxable as dividend income, 1.77% qualifying for deduction by corporations.

Payable date                                 Per share

July 24, 2000                                 $0.02119
Aug. 24, 2000                                  0.02249

Total distributions                           $0.04368

ANNUAL REPORT - 2000

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Class Y

Income distributions taxable as dividend income, 1.77% qualifying for deduction by corporations.

Payable date                                 Per share

Sept. 22, 1999                                $0.03229
Oct. 25, 1999                                  0.03013
Nov. 23, 1999                                  0.02918
Dec. 22, 1999                                  0.02936
Jan. 24, 2000                                  0.02953
Feb. 24, 2000                                  0.02893
March 23, 2000                                 0.02879
April 24, 2000                                 0.02796
May 24, 2000                                   0.02584
June 21, 2000                                  0.02425
July 24, 2000                                  0.02648
Aug. 24, 2000                                  0.02583

Total distributions                           $0.33857

AXP BOND FUND

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American
Express(R)
Funds

AXP Bond Fund
70100 AXP Financial Center
Minneapolis, MN 55474


AMERICAN
EXPRESS (R) (logo)

S-6495 T (10/00)

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.